Summary of Significant Accounting Policies - Summary of revenue disaggregated by type (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Revenue	$ 726,951	$ 381,740	$ 1,999,634	$ 941,249	$ 1,451,086	$ 994,104	$ 483,363
Business Revenue—Apps [Member]
Revenue from External Customer [Line Items]
Revenue	156,208	132,583	475,394	327,915	503,867	397,643	166,259
Consumer Revenue—Software Platform [Member]
Revenue from External Customer [Line Items]
Revenue					207,285	198,305	262,997
Consumer Revenue [Member]
Revenue from External Customer [Line Items]
Revenue	377,436	209,316	1,096,850	486,072	739,934	398,156	54,107
Business Revenue [Member]
Revenue from External Customer [Line Items]
Revenue	$ 349,515	$ 172,424	$ 902,784	$ 455,177	$ 711,152	$ 595,948	$ 429,256